Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Components of Accounts Receivable
The components of accounts receivable related to continuing operations are as follows (in thousands):

	As of
	December 31, 2015	December 31, 2014
Trade receivables	$46,668	$40,121
Allowance for doubtful accounts	(4,138)	(4,878)
Total accounts receivable	$42,530	$35,243